RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
3.	RELATED PARTY BALANCES AND TRANSACTIONS

(1)	Related party relationships

Name of related parties	Relationship
Beijing Shihui	Being owned by close family members of the Company's Chairman
Zhangye Shihui	Being owned by close family members of the Company's Chairman
Xinjiang Ginbo Seeds Center	Being the non-controlling interest of Xinjiang Origin
Jilin Jinong Hi-tech Development Shares Co.,Ltd.("Jinong")	Being long-term investment of the Company (note 10)
Henan Agricultural University	Being the non-controlling interest of Beijing Origin
Linze Origin Seeds Ltd	Being owned by close family members of the Company's Chairman
De Nong Zheng Cheng Seed Limited	Being owned by close family members of the Company's Chairman
Beijing Origin Zhengzhou Branch("Zhengzhou Branch")	Being controlled by close family members of the Company's Chairman from August 16, 2017 to September 21, 2018

(1)	Due from related parties

	September 30,
	2017	2018
	RMB	RMB

Beijing Shihui (i)	55,940	-
De Nong Zheng Cheng Seed Limited	-	129,506

	55,940	129,506

Note (i): Balance due from Shihui as of September 30, 207 mainly consisted of receivables of RMB38,200 related to disposal of the commercial seed business and working capital loan of RMB17,740.

(2)	Due to related parties

	September 30,
	2017	2018
	RMB	RMB

Beijing Shihui	-	137,811
Zhangye Shihui	-	10,000
Linze Origin Seeds Limited	-	123,579
Henan Agriculture University	-	1,000
Xinjiang Ginbo Seeds Center (i)	10,000	10,000
Companies controlled by the Company’s directors	1,576	1,634
The Company’s Chairman	-	9,692
Ex-shareholders	16	16

	11,592	293,732

Note (i): Xinjiang Origin has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2016, which is unsecured, interest-free and repayable on demand.

(3)	Transactions with related parties

(a)	Sales to

	Year ended September 30,
	2016	2017	2018
	RMB	RMB	RMB

Linze Origin Seeds Limited	-	-	45
Zhengzhou Branch	-	-	7,803

	-	-	7,848

(b)	Technology usage fees charged by

	Year ended September 30,
	2016	2017	2018
	RMB	RMB	RMB

Henan Agriculture University	1,000	-	-

The above amounts related to technology usage fees paid to certain related party for the exclusive right to use certain seed technologies.

(c)	Rental income received from

	Year ended September 30,
	2016	2017	2018
	RMB	RMB	RMB

Beijing Shihui	250	-	-

(d)	Service income received from

	Year ended September 30,
	2016	2017	2018
	RMB	RMB	RMB

Beijing Shihui	-	396	-

(e)	Service fee charged by

	Year ended September 30,
	2016	2017	2018
	RMB	RMB	RMB

Beijing Shihui	-	600	-

(f)	License usage fees charged to

	Year ended September 30,
	2016	2017	2018
	RMB	RMB	RMB

Beijing Shihui	-	-	1,575

(g)	Guarantee The Company guaranteed a loan of RMB 11,850 taken by Beijing Shihui from July 24, 2018 to July 23, 2019.

(h)	Termination of assets sold to and a subsidiary acquired from a related party

As further described in note 4, on September 26, 2016, the Company entered into a Master Agreement to sell its proprietary China-based commercial corn seed production and distribution business for RMB400,000 to Beijing Shihui. On August 16, 2017, the Company entered into a supplemental agreement to the Master Agreement to increase the total consideration to RMB421,000 and modify the payment terms.

On September 21, 2018, the Company and certain subsidiaries of the Company entered into a Termination Agreement with Beijing Shihui to terminate that certain Master Agreement, dated as of September 26, 2016, by and among the Company, Beijing Shihui, and certain subsidiaries of the Company. Pursuant to the Termination Agreement, the Company and Beijing Shihui agreed to terminate the Master Agreement and not to pursue the second closing contemplated under the Master Agreement. As a result of the Termination Agreement, the Company will not transfer certain assets, including the headquarters building of the Company located in Beijing, PRC and certain other assets, to Beijing Shihui, meanwhile, the transfer of control of Zhengzhou Branch was rewound as a result of termination of the Management Agreement on September 21, 2018.